Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Amount Recognized Before Income Tax Associated with Defined Benefit Plans in Accumulated Other Comprehensive Income (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: amount recognized in regulatory assets	$ 531,898	$ 477,743
Recognized in AOCI	(61,520)	(57,613)
Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial (loss) gain	(448,555)	(430,973)
Prior service cost	(4,368)	(5,703)
Less: amount recognized in regulatory assets	391,403	379,063
Recognized in AOCI	$ (61,520)	$ (57,613)